Income Taxes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Unrecognized tax benefits that would impact effective tax rate if recognized	$ 8		$ 8
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of period	8	8	8	9	14
Increases in tax positions for prior years			1		1
Decreases in tax positions for prior years					(2)
Increases in tax positions for current year			1	1	1
Lapse in statute of limitations			(2)	(2)	(5)
Balance at end of period			8	8	9
Amount of unrecognized tax benefits that could be recognized within the next 12 months			1
Unrecognized tax benefits, reasonably possible decrease within the next 12 months			1
Actual decrease in unrecognized tax benefits as a result of closing of certain federal and state audits and expiration of statutes of limitation			2
Interest expense (reversal)			0	0	2
Accrued interest and penalties			1	1
Components of (loss) income from continuing operations before income taxes
U.S.			80	(31)	(18)
Foreign			6	5	5
(Loss) Income from Continuing Operations before Income Taxes	48	88	86	(26)	(13)
Reconciliation of income tax computed at the U.S. federal statutory tax rate to the entity's effective income tax rate for continuing operations
Tax at U.S. federal statutory rate (as a percent)			35.00%	35.00%	35.00%
State and local income taxes, net of U.S. federal benefit (as a percent)			9.60%	(13.00%)	27.90%
Tax credits (as a percent)			(2.60%)	3.70%	12.80%
Other permanent items (as a percent)			0.80%	(4.30%)	(8.00%)
Stock option forfeitures			4.20%		(7.60%)
Other, including foreign rate differences and reserves (as a percent)			3.10%	9.10%	(16.30%)
Effective rate (as a percent)	54.30%	49.30%	50.10%	30.50%	43.80%
Effective tax rate on loss from discontinued operations (as a percent)			23.30%	13.50%	38.00%
Current
U.S. federal			1		(1)
Foreign			3	2	3
State and local			5	5	(1)
Total current			9	7	1
Deferred
U.S. federal			27	(16)	(2)
State and local			7	1	(5)
Total deferred	19	34	33	(15)	(8)
Total
U.S. federal			28	(16)	(3)
Foreign			3	2	3
State and local			12	6	(6)
Total income tax expense from continuing operations	26	43	43	(8)	(6)
Increase in valuation allowance			1
Current Asset:
Prepaid expenses			(14)	(13)
Receivables allowances			14	11
Accrued insurance expenses			9	5
Current reserves			6	5
Accrued expenses and other			17	21
Net operating loss and tax credit carryforwards			74	74
Total current asset			106	103
Long-Term Liability:
Intangible assets			(717)	(716)
Accrued insurance expenses			3	4
Net operating loss and tax credit carryforwards			51	51
Other long-term obligations			(43)	(32)
Less valuation allowance			(7)	(6)
Total long-term liability			(713)	(699)
Net deferred tax liability			(607)	(596)
Deferred tax assets, net of valuation allowance, for federal and state net operating loss and capital loss carryforwards			105
Deferred tax assets, net of valuation allowance, for federal and state credit carryforwards			14
Cash associated with indefinitely reinvested foreign earnings			$ 15	$ 25